Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Schedule of Goodwill [Table Text Block]

The changes in the carrying amount of goodwill for the year ended December 31, 2018 consisted of the following:

Total
Balance, January 1, 2018	$—
Acquisitions	9,736,510
Balance, December 31, 2018	9,736,510